Basic and diluted net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share, Basic and Diluted EPS [Abstract]
Schedule of Reconciliation of Net Earnings (Loss) and Weighted Average Shares Used in Computation of Basic and Diluted Earnings (Loss) per Share
The reconciliation of the net earnings (loss) and the weighted average shares used in the computation of basic and diluted earnings (loss) per share are as follows:

	2023	2022
Net earnings (loss) attributable to shareholders of AQN	$28,674	$(211,989)
Preferred shares, Series A dividend	4,586	4,786
Preferred shares, Series D dividend	3,770	3,934
Net earnings (loss) attributable to common shareholders of AQN – basic and diluted	$20,318	$(220,709)
Weighted average number of shares
Basic	688,738,717	677,862,207
Effect of dilutive securities	2,024,509	—
Diluted	690,763,226	677,862,207